COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Rent and expenses	$ 392,369	$ 352,541	$ 1,455,994	$ 592,138	$ 990,413
Short Term Leases [Member]
Lessee, Lease, Description [Line Items]
Operating leases, description			The Company has two short term leases in the United States and one month to month lease in Europe as of September 30, 2021. All short-term leases will be expired in 2021.		The Company has three short term leases in the United States and one month to month lease in Europe as of December 31, 2020. All short term leases will be expired in 2021.
Rent and expenses					$ 36,800
Rent expenses			$ 86,000